GENERAL - Non controlling Ownership Transactions (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Nov. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Direct/ Indirect subsidiaries
Proceeeds from IPO of 28.13% ownership interest			Rp 18,463
Mitratel
Direct/ Indirect subsidiaries
Proceeeds from IPO of 28.13% ownership interest	Rp 18,463
Net assets attributable to NCI	(9,375)
Increase in equity attributable to parent company	Rp 9,088
Proportion of ownership interests held by non-controlling interests	28.13%	28.15%	28.13%